NOTIFICATION OF REPURCHASE OFFER
          PURSUANT TO RULE 23C-3


1.   Investment Company Act File Number 811-8110 Date of
Notification: November 19, 1999

2. Exact name of investment company as specified in registration statement:

     SPECIAL SITUATIONS FUND III, L.P.

3.   Address of principal executive office:

     153 East 53rd Street
     New York, NY 10022

A. [x] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertain to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By:  /s/ Austin W. Marxe
      Austin W. Marxe
      Individual General Partner
174860

                        SPECIAL SITUATIONS FUND III, L.P.


                                153 East 53rd Street
                              New York, New York  10022
                                   (212) 207-6500


                                      NOTICE OF
                              OFFER TO REPURCHASE UNITS



                                   November 19, 1999


General Information

              Special Situations Fund III, L.P. (the "Fund") is a Delaware limited partnership and is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The Individual General Partners of the Fund are Austin W. Marxe, Stanley S. Binder, Vera Lavissiere Silverman and Peter W. Williams.

              The Fund, as a fundamental policy, offers to repurchase Units from its Partners at intervals of six months on June 30 and December 31 of each calendar year. The Fund has established certain policies for the repurchase of Units pursuant to the terms of its Agreement of Limited Partnership dated as of October 21, 1993 (the "Partnership Agreement"). Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Partnership Agreement.


Repurchase Offer

              The Fund hereby offers to repurchase (the
"Repurchase Offer") up to 10% of the total number of Units outstanding on December 31, 1999 (the "Repurchase Offer
Amount"), based upon the net asset value of such Units as of such date. The computations for the redetermination of Units and the net asset value per Unit with respect to this Repurchase Offer are more fully described below. The number of Units repurchased by the Fund is subject to increase by up to 2%, as described under "Repurchase Procedures" below.


Repurchase Deadlines and Dates

              The following table sets forth the key
deadlines and dates for the tender and payment of Units with respect to this Repurchase Offer:


     Description                                 Date
Repurchase Request Deadline--the last
day to submit tenders of Units for            December 17, 1999
repurchase and the last day to modify
or withdraw any tender submitted to the Fund
______________________________________________________________
Repurchase Pricing Date--the
effective date of the repurchase of           December 31, 1999
Units and the day for determination of
the net asset value per Unit
________________________________________________________________
Repurchase Payment Deadline--the last day for
payment of repurchased Units                  January 7, 2000
_____________________________________________________________



The specific procedures for the repurchase of Units pursuant to this Repurchase Offer are more fully set forth below. A
Partner who tenders Units will be subject to the risk of a decline in the value of the Fund during the 14-day period between the Repurchase Request Deadline and the Repurchase
Pricing Date.


Repurchase Procedures

              Tenders by Partners. The enclosed Repurchase of Units Tender Form must be completed and received by the Fund no later than December 17, 1999 (the "Repurchase Request
Deadline"), in order to be effective. A Partner may tender any or all of the Units owned by such Partner. A Partner will be entitled to withdraw or modify any tender of Units by written notice received by the Fund prior to the Repurchase
Request Deadline but may not thereafter withdraw or modify any tender of Units.

              Oversubscriptions. In the event that the number of Units tendered by Partners exceeds the Repurchase Offer
Amount, the Individual General Partners may, in their sole discretion, increase the number of Units to be repurchased by up to 2% of the number of Units outstanding on December 31, 1999
(the "Repurchase Pricing Date"). If this Repurchase Offer is oversubscribed, Units tendered by Partners will be repurchased pro rata in accordance with the number of Units tendered by each Partner.

              Redetermination of Units.  In order to
maintain a fixed price per Unit of $25,000 for the repurchase of a Unit, the Fund will redetermine the number of Units held by each Partner on the Repurchase Pricing Date (immediately before any repurchases or additional sales of Units) to reflect allocations of Profit or Loss of the Fund. As a result, the number of Units owned by each Partner will equal the balance in such Partner's Book Capital Account on the Repurchase
Pricing Date divided by $25,000. By way of example only, if the net asset value of a Unit is $37,500 immediately prior to such redetermination, a Partner will be credited with 1.5 Units for each Unit owned on the Repurchase Pricing Date. As a convenience to Partners, the enclosed Repurchase of Units Tender Form allows a Partner to tender a specified number of Units or a specified percentage of such Units, in each case at $25,000 per Unit.

              Payment for Units. The Fund will make cash payments for repurchased Units no later than January 7, 2000 (the
"Repurchase Payment Deadline"). No fees will be payable by Partners in connection with repurchases of their Units.

              Suspension of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer pursuant to a vote of a majority of the Independent General Partners and only (i) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or
(ii) for such other periods as the Securities and Exchange
Commission may by order permit for protection of the Partners.

Computation of Net Asset Value

              As of the close of business on November 15, 1999, the net asset value of a Unit held by a Limited Partner was $29,500. The Fund will compute its net asset value and the net asset value of such a Unit daily during the period from December 10, 1999, through December 16, 1999. A Partner may obtain information concerning the net asset value of the Fund or of a Unit held by a Limited Partner on any date by calling the Fund at telephone number (212) 207-6503, Attention: Rose
Miloscio.


              A Partner's dated and executed Repurchase of Units Tender Form must be received by the Fund on or prior to December 17, 1999, in order to be effective. For convenience, the Fund has enclosed a self-addressed envelope. Any Partners who have any questions concerning this Offer to Repurchase Units should call Austin W. Marxe, at telephone number (212) 207-6500.



                         /s/Austin W. Marxe
                            Austin W. Marxe
                            Managing Individual General Partner

                          SPECIAL SITUATIONS FUND III, L.P.


                           REPURCHASE OF UNITS TENDER FORM



Special Situations Fund III, L.P.
153 East 53rd Street
New York, NY 10022

Attention of Austin W. Marxe



Dear Sirs:

              Reference is made to the Notice of Offer to Repurchase Units (the "Notice") of Special Situations Fund III,
L.P. (the "Fund") dated November 19, 1999. Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Notice.

              The undersigned hereby tenders Units for repurchase, at a price of $25,000 per Unit, as follows (complete one of the following):

              ____________   Number of Units

                                    or

              ____________    % of Units

The number or percentage of Units tendered herein will represent Units owned by the undersigned on the Repurchase
Pricing Date (December 31, 1999).

              THIS REPURCHASE OF UNITS TENDER FORM MUST BE
COMPLETED AND RECEIVED BY THE FUND ON OR BEFORE DECEMBER 31,
1999, IN ORDER TO BE EFFECTIVE.

          (To be signed and dated on the reverse side)



If the Partner is an Individual:



_______________________________         ___________________
Print Name(s)



_______________________________         ____________________

 Signature(s)


_____________________________
Date


If the Partner is an Entity:



______________________________
Name of Entity



By ____________________________


Print Name ____________________


Print Title _____________________

________________________________


________________________________
Date
